Transmittal Letter

[Letterhead of John L. Thomas, Esq.]

April 9, 2020

U. S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:  Advanzeon Solutions, Inc.

Commission File No. 1-9927

Quarterly Report on Form 10-K

Dear Madam or Sir:

On behalf of Advanzion Solutions, Inc., enclosed please find the Annual Report on Form 10-K for the fiscal year ending December 31, 2019. I am advised that the financial statements do not reflect a change from the preceding year in any accounting principles or practice or in the method of applying any such principles or practices.

All communications regarding the filing may be directed to the undersigned at 609.332.1791.

Very Truly Yours,

/s/ John Thomas,

John Thomas

encl.